UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
                            ------------------------
              (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
              (Address of  principal executive offices) (Zip code)

                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                         -----------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                   Date of fiscal year end: August 31st

                  Date of reporting period: February 28, 2007

ITEM 1.  Reports to Shareholders.

                      Semi-Annual Report to Shareholders

                                CSI Equity Fund


 LOGO

                           For the Six Months Ended

                               February 28, 2007


CSI EQUITY FUND

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on certain redemptions made within 90 days of purchase and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2006
                                  Value             Value            through
A CLASS                     September 1, 2006 February 28, 2007 February 28, 2007
---------------------------------------------------------------------------------
Actual                           $1,000           $1,058.86           $9.29
---------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,015.90           $9.10
---------------------------------------------------------------------------------

                                CSI Equity Fund

                                      1

---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2006
                                  Value             Value            through
INVESTOR CLASS              September 1, 2006 February 28, 2007 February 28, 2007
---------------------------------------------------------------------------------
Actual                           $1,000           $1,061.10           $7.51
---------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.65           $7.35
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                                                  Expenses Paid
                                                                 During Period*
                            Beginning Account  Ending Account   September 1, 2006
                                  Value             Value            through
INSTITUTIONAL CLASS         September 1, 2006 February 28, 2007 February 28, 2007
---------------------------------------------------------------------------------
Actual                           $1,000           $1,060.59           $7.51
---------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.65           $7.35
---------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

 LOGO

                                CSI Equity Fund

                                      2

                                CSI EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               February 28, 2007
                                  (Unaudited)

        Number
        of
        Shares  Description                                 Market Value
        ------- -----------                                -------------

                Common Stocks:                      98.81%

                Banking:                            14.69%
        104,000 Banco De Santander ADR                     $   1,929,200
         34,300 Bank America                                   1,744,841
         42,000 Danske Bank AS*                                1,971,900
         33,000 DBS Group Holdings ADR                         1,837,948
         20,200 HSBC Holdings ADR                              1,769,520
         12,000 National Australia Bank                        1,904,760
         32,600 Wachovia Corp.                                 1,805,062
         51,000 Wells Fargo & Co.                              1,769,700
                                                           -------------
                                                              14,732,931
                                                           -------------

                Beverages:                           3.40%
         33,000 Anheuser Busch Cos.                            1,619,640
         28,400 Pepsico Inc.                                   1,793,460
                                                           -------------
                                                               3,413,100
                                                           -------------

                Computer and Peripherals:            1.89%
         73,000 Cisco Systems, Inc.*                           1,893,620
                                                           -------------

                Computer Software/Services:          5.21%
         33,000 Infosys Technologies Limited-SP ADR            1,790,580
         65,000 Microsoft Corp.                                1,831,050
         35,000 SAP ADR                                        1,608,950
                                                           -------------
                                                               5,230,580
                                                           -------------

                Drug and Medical:                    6.78%
         37,000 Abbott Laboratories                            2,020,940
         24,300 Amgen, Inc.*                                   1,561,518
         28,000 Johnson & Johnson                              1,765,400
         58,225 Pfizer Inc.                                    1,453,296
                                                           -------------
                                                               6,801,154
                                                           -------------

                Electronics/Equipment:               7.43%
         37,500 Canon Inc. ADR                                 2,027,625
         44,000 Emerson Electric Co.                           1,895,960
         53,200 General Electric Corp.                         1,857,744
         33,300 Medtronic Inc.                                 1,676,988
                                                           -------------
                                                               7,458,317
                                                           -------------

                                CSI Equity Fund

                                      3

             Number
             of
             Shares Description                        Market Value
             ------ -----------                        ------------

                    Financial:                   5.40%
             28,700 American International             $  1,925,770
             28,000 State Street Corp                     1,834,280
             76,500 Western Union Co.                     1,657,755
                                                       ------------
                                                          5,417,805
                                                       ------------

                    Food:                        7.56%
             25,000 Diageo PLC ADR                        1,984,750
             21,000 Nestle S.A. ADR*                      1,951,770
             57,900 Sysco Corp.                           1,908,384
             35,000 William Wrigley Jr. Company           1,743,000
                                                       ------------
                                                          7,587,904
                                                       ------------

                    Household:                   3.82%
              6,700 Kao Corporation ADR                   1,956,535
             29,600 Proctor & Gamble                      1,879,304
                                                       ------------
                                                          3,835,839
                                                       ------------

                    Manufacturing:               5.62%
             39,000 Dupont EI                             1,979,250
             23,700 3M Co.                                1,755,696
             29,000 United Technologies                   1,903,270
                                                       ------------
                                                          5,638,216
                                                       ------------

                    Materials:                   1.83%
             42,700 BHP Billiton LTD ADR                  1,836,954
                                                       ------------

                    Multi-Media:                 1.84%
             54,000 Walt Disney Co.                       1,850,040
                                                       ------------

                    Oil:                         8.32%
             15,200 BASF AG - ADR*                        1,545,992
             25,400 BP PLC ADR                            1,565,656
             26,800 Conocophillips                        1,753,256
             27,500 Schlumberger Ltd.                     1,727,000
             26,100 Total Fina ADR                        1,757,052
                                                       ------------
                                                          8,348,956
                                                       ------------

                    Retail:                     10.37%
             51,000 Avon Products                         1,869,660
             40,000 Bed Bath & Beyond*                    1,595,600
             33,500 Costco Wholesale                      1,872,315
             45,300 Home Depot Inc.                       1,793,880
             16,000 Nike, Inc. Class B                    1,671,520
             33,000 Walmart                               1,593,900
                                                       ------------
                                                         10,396,875
                                                       ------------

                                CSI Equity Fund

                                      4

               Number
               of
               Shares Description                   Market Value
               ------ -----------                   ------------

                      Telecommunications:     3.65%
               41,000 China Telecom Ltd Adr         $  1,903,630
               37,000 Hutchison Whampoa ADR            1,760,652
                                                    ------------
                                                       3,664,282
                                                    ------------

                      Transportation:         7.17%
               15,500 Fedex Corporation                1,769,790
               24,000 Harley-Davidson                  1,581,600
               21,000 Johnson Controls Inc.            1,969,800
               14,000 Toyota Motor ADR                 1,869,000
                                                    ------------
                                                       7,190,190
                                                    ------------

                      Utilities:              3.83%
               42,000 EON AG ADR                       1,831,620
               34,000 FPL Group                        2,008,380
                                                    ------------
                                                       3,840,000
                                                    ------------

                      Total Investments:
                      (Cost: $70,871,503)    98.81% $ 99,136,763
                      Other assets, net       1.19%    1,197,727
                                            ------- ------------
                      Net Assets            100.00% $100,334,490
                                            ======= ============

* Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                CSI Equity Fund

                                      5

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2007 (Unaudited)

Assets
Investments at value (identified cost of $70,871,503) (Note 1)                                    $ 99,136,763
Cash                                                                                                   983,726
Dividends receivable                                                                                   233,532
Interest receivable                                                                                      1,276
Receivable for capital stock sold                                                                          609
Prepaid Expenses                                                                                        49,815
                                                                                                  ------------
Total Assets                                                                                       100,405,721
                                                                                                  ------------
Liabilities
  Payable for capital stock redeemed                                                                    29,774
  Accrued advisor fees                                                                                  35,003
  Other accrued expenses                                                                                 6,454
                                                                                                  ------------
Total Liabilities                                                                                       71,231
                                                                                                  ------------
Net Assets                                                                                        $100,334,490
                                                                                                  ============
Net Assets Consist of:
Paid-in-capital applicable to 5,561,329 $0.01 par value shares of beneficial interest outstanding $ 71,032,646
Undistributed net investment income                                                                    773,533
Accumulated net realized gain (loss) on investments                                                    263,051
Net unrealized appreciation of investments                                                          28,265,260
                                                                                                  ------------
Net Assets                                                                                        $100,334,490
                                                                                                  ============
Net Asset Value Per Share
Investor Class Shares
 ($44,425,017/2,460,194 shares outstanding; 15,000,000 authorized)                                $      18.06
                                                                                                  ============
Institutional Class Shares
 ($51,995,572/2,883,533 shares outstanding; 10,000,000 authorized)                                $      18.03
                                                                                                  ============
A Class Shares
 ($3,913,901/217,602 shares outstanding; 15,000,000 authorized)                                   $      17.99
                                                                                                  ============

See Notes to Financial Statements.

                                CSI Equity Fund

                                      6

CSI EQUITY FUND
STATEMENT OF OPERATIONS
Six Months Ended February 28, 2007 (Unaudited)

Investment Income
Income
 Dividend                                                          $885,775
 Interest                                                            12,452
                                                                   --------
 Total investment income                                                    $  898,227
                                                                            ----------
Expenses
 Investment advisory fees (Note 2)                                  500,579
 12b-1 fees - A Class                                                 6,816
 Recordkeeping and administrative services (Note 2)                  46,198
 Custody fees                                                         4,791
 Accounting fees (Note 2)                                            22,550
 Professional fees                                                   35,948
 Transfer agent fees (Note 2)                                        35,771
 Registration fees                                                   19,025
 Shareholder servicing and reports                                   29,803
 Compliance fees                                                      4,959
 Directors fees                                                       4,165
 Insurance                                                            7,109
 Miscellaneous expenses                                              29,321
                                                                   --------
 Total expenses                                                                747,035
                                                                            ----------
Net expenses                                                                   747,035
                                                                            ----------
Net investment income (loss)                                                   151,192
                                                                            ----------
Realized and Unrealized Gain (Loss) on Investments
 Net realized gain (loss) on investments                                     1,390,614
 Change in net unrealized appreciation/depreciation on investments           7,646,325
                                                                            ----------
 Net realized and unrealized gain (loss) on investments                      9,036,939
                                                                            ----------
 Increase (decrease) in net assets from operations                          $9,188,131
                                                                            ==========

See Notes to Financial Statements.

                                CSI Equity Fund

                                      7

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six Months Ended
                                                                   February 28, 2007   Year Ended
                                                                      (Unaudited)    August 31, 2006
                                                                   ----------------- ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                        $    151,192     $    622,881
 Net realized gain (loss) on investments                                1,390,614       10,805,048
 Change in net unrealized appreciation/depreciation of
  investments                                                           7,646,325         (684,410)
                                                                     ------------     ------------
 Increase (decrease) in net assets from operations                      9,188,131       10,743,519
                                                                     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income
   Investor Class                                                              --         (419,006)
   Institutional Class                                                         --         (468,358)
 Net realized gain
   Investor Class                                                      (1,518,813)              --
   Institutional Class                                                 (1,756,889)              --
   A Class                                                               (132,594)              --
                                                                     ------------     ------------
 Decrease in net assets from distributions                             (3,408,296)        (887,364)
                                                                     ------------     ------------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold
   A Class                                                                122,593           38,235
   Investor Class                                                          25,529          175,261
   Institutional Class                                                  2,579,432        3,674,052
 Shares received through acquisition
   A Class                                                                     --        4,059,066
   Investor Class                                                              --               --
   Institutional Class                                                         --               --
 Distributions reinvested
   A Class                                                                126,680               --
   Investor Class                                                       1,514,637          405,861
   Institutional Class                                                  1,756,158          467,376
 Shares redeemed
   A Class                                                               (221,685)        (575,103)
   Investor Class                                                      (2,235,904)     (29,200,224)
   Institutional Class                                                 (3,850,774)     (11,733,919)
                                                                     ------------     ------------
 Increase (decrease) in net assets from capital share transactions       (183,334)     (32,689,395)
                                                                     ------------     ------------
NET ASSETS
 Increase (decrease) during period                                      5,596,501      (22,833,240)
 Beginning of period                                                   94,737,989      117,571,229
                                                                     ------------     ------------
End of period (including undistributed net investment income of
  $773,533 and $622,341, respectively)                               $100,334,490     $ 94,737,989
                                                                     ============     ============

See Notes to Financial Statements.

                                CSI Equity Fund

                                      8

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                                         Investor Class
                                           -----------------------------------------------------------------------
                                           Six Months Ended                   Years Ended August 31,
                                           February 28, 2007  ----------------------------------------------------
                                              (Unaudited)         2006       2005     2004       2003        2002
                                           -----------------  -------      -------  -------  -------      --------
Net asset value, beginning of year              $ 17.02       $ 15.52      $ 14.20  $ 12.66  $ 12.07      $  13.62
                                                -------       -------      -------  -------  -------      --------
Investment activities
  Net investment income (loss)                       --/1/       0.15         0.09     0.04     0.05            --/1/
  Net realized and unrealized gain (loss)
   on investments                                  1.66          1.50         1.26     1.55     0.54         (1.54)
                                                -------       -------      -------  -------  -------      --------
Total from investment activities                   1.66          1.65         1.35     1.59     0.59         (1.54)
                                                -------       -------      -------  -------  -------      --------
Distributions
  Net investment income                              --         (0.15)       (0.03)   (0.05)    0.00/1/      (0.01)
  Net realized gain                               (0.62)           --           --       --       --            --
                                                -------       -------      -------  -------  -------      --------
Total distributions                               (0.62)        (0.15)       (0.03)   (0.05)    0.00         (0.01)
                                                -------       -------      -------  -------  -------      --------
Net asset value, end of year                    $ 18.06       $ 17.02      $ 15.52  $ 14.20  $ 12.66      $  12.07
                                                =======       =======      =======  =======  =======      ========

Ratios/Supplemental Data
Total Return                                      9.68%        10.67%        9.50%   12.55%    4.91%       (11.31%)
                                                =======       =======      =======  =======  =======      ========
Ratio to average net assets/(A)/
  Expenses - net                                  1.49%*/(B)/   1.52%/(B)/   1.49%    1.49%    1.49%/(C)/    1.51%
  Net investment income                           0.32%*        0.61%        0.74%    0.23%    0.36%         0.00%
Portfolio turnover rate                           0.92%         9.90%       17.51%   25.11%   10.28%        15.86%
Net assets, end of year (000's)                 $44,450       $42,528      $66,112  $68,205  $69,428      $ 74,829

/1/ Less than one cent
* Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B) /Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006. (See Note 2.)

/(C)/ Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements

                                CSI Equity Fund

                                      9

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                                      Institutional Class
                                           ----------------------------------------------------------------------
                                           Six Months Ended                  Years Ended August 31,
                                           February 28, 2007 ----------------------------------------------------
                                              (Unaudited)        2006       2005     2004       2003        2002
                                           ----------------- -------      -------  -------  -------      --------
Net asset value, beginning of year              $ 17.00      $ 15.51      $ 14.18  $ 12.65  $ 12.06      $  13.62
                                                -------      -------      -------  -------  -------      --------
Investment activities
  Net investment income (loss)                       --         0.15         0.09     0.03     0.04            --/1/
  Net realized and unrealized gain (loss)
   on investments                                  1.65         1.49         1.27     1.55     0.55         (1.55)
                                                -------      -------      -------  -------  -------      --------
Total from investment activities                   1.65         1.64         1.36     1.58     0.59         (1.55)
                                                -------      -------      -------  -------  -------      --------
Distributions
  Net investment income                              --        (0.15)       (0.03)   (0.05)      --         (0.01)
  Net realized gain                               (0.62)          --           --       --       --            --
                                                -------      -------      -------  -------  -------      --------
Total distributions                               (0.62)       (0.15)       (0.03)   (0.05)      --         (0.01)
                                                -------      -------      -------  -------  -------      --------
Net asset value, end of year                    $ 18.03      $ 17.00      $ 15.51  $ 14.18  $ 12.65      $  12.06
                                                =======      =======      =======  =======  =======      ========

Ratios/Supplemental Data
Total Return                                      9.63%       10.61%        9.57%   12.48%    4.89%       (11.38%)
                                                =======      =======      =======  =======  =======      ========
Ratio to average net assets/(A)/
  Expenses - net                                  1.49%*       1.52%/(B)/   1.49%    1.49%    1.49%/(C)/    1.62%
  Net investment income                           0.32%        0.61%        0.74%    0.23%    0.36%         0.00%
Portfolio turnover rate                           0.92%        9.90%       17.51%   25.11%   10.28%        15.86%
Net assets, end of year (000's)                 $52,024      $48,540      $51,459  $45,479  $36,648      $ 22,891

/1/ Less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006; 0.04% for the year ended August 31, 2005 and 0.08% for the year ended August 31, 2003.

/(B) /Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006. (See Note 2.)

/(C)/ Expense ratio reflects the effect of the custodian fee credits, fee waivers and reimbursements.

See Notes to Financial Statements

                                CSI Equity Fund

                                      10

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                                         A Class
                                                          ------------------------------
                                                          Six Months Ended
                                                          February 28, 2007     Year Ended
                                                             (Unaudited)     August 31, 2006*
                                                          -----------------  ----------------
Net asset value, beginning of period                           $16.99             $16.47
                                                               ------             ------
Investment activities
  Net investment income (loss)                                   0.03               0.07
  Net realized and unrealized gain (loss) on investments         1.59               0.45
                                                               ------             ------
Total from investment activities                                 1.62               0.52
                                                               ------             ------
Distributions
  Net investment income                                            --                 --
  Net realized gain                                             (0.62)                --
                                                               ------             ------
Total distributions                                             (0.62)                --
                                                               ------             ------
Net asset value, end of period                                 $17.99             $16.99
                                                               ======             ======

Ratios/Supplemental Data
Total Return                                                    9.46%              3.16%**
                                                               ======             ======
Ratio to average net assets/(A)/
  Expenses - net                                                1.82%**/(B)/       1.87%**/(B)/
  Net investment income                                         0.00%**            0.77%**
Portfolio turnover rate                                         0.92%              9.90%
Net assets, end of period (000's)                              $3,914             $3,670

 * A Class Shares acquired in merger on March 1, 2006. (See Note 6)
** Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.05% for the year ended August 31, 2006.

/(B) /Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006. (See Note 6.)

See Notes to Financial Statements

                                CSI Equity Fund

                                      11

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2007 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 1,050,000,000 shares of $.01 par value common stock.

The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation. The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. Depositary receipts are valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after June 29, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of

                                CSI Equity Fund

                                      12

being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for implementation no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses. All income, expenses, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share for the six months ended February 28, 2007. As of February 28, 2007, there were no reclassifications.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $19,025 of filing and registration fees expense incurred and the $29,803 of shareholder services and reports expense incurred, CSS received $2,235 and $1,133, respectively, for these services. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2007. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the six months ended February 28, 2007, CSS earned $46,198 in administrative fees.

The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees

                                CSI Equity Fund

                                      13

previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2007 was $99,766 of which $43,106 expires August 31, 2008 and $56,660 expires August 31, 2009.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. As of February 28, 2007, there were $6,816 in Class A 12b-1 expenses incurred.

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended February 28, 2007, FDCC received no fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 28, 2007, FDCC received no CDSC fees.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $35,771, for its services for the six months ended February 28, 2007.

Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $22,550 for its services for the six months ended February 28, 2007.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2007, aggregated $916,153 and $4,315,654, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

                                CSI Equity Fund

                                      14

The tax character of distributions paid during the six months ended February 28, 2007 and the year ended August 31, 2006 was as follows:

                                              Six Months Ended
                                              February 28, 2007   Year Ended
                                                 (Unaudited)    August 31, 2006
                                              ---------------------------------
 Distributions paid from:
 Ordinary income                                 $       --        $887,364
 Accumulated net realized gain on investments     3,408,296              --
                                                 ----------        --------
 Ordinary income                                 $3,408,296        $887,364
                                                 ==========        ========

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

  Undistributed net investment income                            $   622,341
  Accumulated net realized gain (loss) on investments              2,618,467
  Capital loss carryforward limitation in connection with merger    (337,733)
  Net unrealized appreciation on investments                      20,618,935
                                                                 -----------
                                                                 $23,522,010
                                                                 ===========

For the Fund, $337,733 of capital loss carryover related to the acquisition of the Matterhorn Growth Fund, Inc. on March 1, 2006 is remaining to be recognized over the next two years. This amount is subject to an annual limitation of $178,381 under tax rules.

    As of August 31, 2006, cost for Federal Income tax purpose is $72,880,389 and net unrealized appreciation consists of:

Gross unrealized appreciation $22,560,675
Gross unrealized depreciation  (1,941,740)
                              -----------
Net unrealized appreciation   $20,618,935
                              ===========

                                CSI Equity Fund

                                      15

NOTE 5 - CAPITAL STOCK TRANSACTIONS

    Capital stock transactions for each class of shares were:


                      Investor Class      Institutional Class         A Class
                     Six Months Ended       Six Months Ended     Six Months Ended
                    February 28, 2007      February 28, 2007     February 28, 2007
                  -----------------------------------------------------------------
                   Shares      Value      Shares      Value      Shares    Value
                  -----------------------------------------------------------------
Shares sold          1,404  $    25,529   143,072  $ 2,579,432    6,864  $ 122,593
Shares reinvested   82,903    1,514,637    96,228    1,756,158    6,956    126,680
Shares redeemed   (122,630)  (2,235,904) (211,468)  (3,850,774) (12,248)  (221,685)
                  --------  -----------  --------  -----------  -------  ---------
Net increase
  (decrease)       (38,323) $  (695,738)   27,832  $   484,816    1,572  $  27,588
                  ========  ===========  ========  ===========  =======  =========

                       Investor Class         Institutional Class         A Class
                         Year Ended               Year Ended            Period Ended
                       August 31, 2006          August 31, 2006       August 31, 2006*
                  ----------------------------------------------------------------------
                    Shares        Value      Shares       Value      Shares     Value
                  ----------------------------------------------------------------------
Shares sold           10,552  $    175,261   227,308  $  3,674,052    2,287  $   38,235
Shares reinvested     25,190       405,861    29,030       467,376       --          --
Shares acquired
  in merger               --            --        --            --  247,958   4,059,066
Shares redeemed   (1,797,144)  (29,200,224) (719,472)  (11,733,919) (34,215)   (575,103)
                  ----------  ------------  --------  ------------  -------  ----------
Net increase
  (decrease)      (1,761,402) $(28,619,102) (463,134) $ (7,692,491) 216,030  $3,522,198
                  ==========  ============  ========  ============  =======  ==========

  * Shares were acquired March 1, 2006.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reverence Room in Washington, D.C. Information on the Operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CSI Equity Fund

                                      16

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Term:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: May 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: May 10, 2007